Stock-Based Compensation (Details) - Adagio Medical Inc	1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 30, 2022 shares	Apr. 30, 2022 item shares	Apr. 30, 2022 shares	Apr. 30, 2022 employee shares	Jan. 31, 2011 shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Stock-Based Compensation
Expected dividend yield			0.00%
Proceeds from exercise of common stock options | $						$ 18,000	$ 18,300	$ 25,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value | $							$ 30,200	$ 64,900
2012 Plan
Stock-Based Compensation
Maximum number of shares that can be granted | shares					1,255,000
Maximum term					10 years
2022 Plan
Stock-Based Compensation
Maximum number of shares that can be granted | shares	203,855	203,855	203,855	203,855
Maximum term	10 years
Number of non employees whose performance obligation were deemed to be immaterial		2		2
Vesting period	4 years